Long-term payable (Details) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012 Unrelated entity three Yingli Hainan CNY	Dec. 31, 2013 Unrelated entity four Yingli Hainan CNY	Dec. 31, 2014 Equity interest repurchase payable Yingli China Yingli Hainan USD ($)	Dec. 31, 2014 Equity interest repurchase payable Yingli China Yingli Hainan CNY	Dec. 31, 2013 Equity interest repurchase payable Yingli China Yingli Hainan CNY	Dec. 31, 2014 Equity interest repurchase payable Unrelated entity three Yingli China CNY	Dec. 31, 2014 Equity interest repurchase payable Unrelated entity four Yingli China CNY
Long-term payable
Contribution made to acquire equity interest	100,000	100,000
Percentage of ownership	5.825%	5.50%
Term of bank borrowing rate applicable on cost of equity ownership committed to be purchased						5 years	2 years
Repayment of borrowings						100,000	100,000
Interest rate (as a percent)						5.00%	6.15%
Principal amount plus accrued interest, current portion			17,373	107,790	0
Principal amount plus accrued interest			$ 17,803	110,458	207,067